RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2018
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
3. RELATED PARTY TRANSACTIONS

Nordic American Offshore Ltd (“NAO”):

In December 2013, Scandic American Shipping Ltd. (“Scandic”), a subsidiary of the Company, entered into a management agreement with NAO for the provision of administrative services as requested by NAO management.  For services under the management agreement, Scandic receives a management fee of $100,000 per annum for 2018 and 2017, and is reimbursed for costs incurred in connection with its services.  Scandic also receives reimbursement for a portion of the operational costs such as salary and office rent, among others, incurred by Scandic, which are allocated to NAO.  For the nine months ended September 30, 2018 and 2017, the Company recognized an aggregate of $1.8 million and $1.8 million, respectively, for such costs incurred which was included in General and Administrative Expenses.